Description of the Plan (Details) - EBP 017		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2025 USD ($) yr shares	Dec. 31, 2024 shares
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage		40.00%
Automatic deferral rate	3.00%	4.00%
Automatic deferral rate, annual increase		1.00%
Matching percentage		50.00%
Participant compensation matched, percentage		8.00%
Maximum contribution percentage		4.00%
Initial transfer		$ 500
Subsequent transfers		$ 500
Vesting period		5 years
Maximum vesting age | yr		65
Minimum borrowing, amount		$ 500
Maximum borrowing, to total account, percentage		50.00%
Maximum borrowing, amount		$ 50,000
Time period for loans used to reduce maximum borrowing amount		12 months
Basis spread on variable rate		1.00%
ESOP Fund
EBP, Description of Plan [Line Items]
Number of Shares/Units (in shares) | shares		17,105,154	17,963,170
Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Matching percentage		6.00%
Discretionary Profit Sharing Contribution, Eligible Business Units
EBP, Description of Plan [Line Items]
Matching percentage		6.00%
Ratification Bonus Contributions
EBP, Description of Plan [Line Items]
Matching percentage		50.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	8.00%	12.00%
Vesting percentage		100.00%
Minimum
EBP, Description of Plan [Line Items]
Vesting percentage		20.00%